UNITED STATES
SECRUTIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2005

Check here if Amendment [ ]; Amendments Number:
This Amendment (Check only one):		[ ] is a restatement.
						[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Maynard Capital Partners, L.L.C.
Address:	5151 Glenwood Avenue
		Raleigh, NC 27612

Form 13F File Number:    28-11043

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:		John M. Day
Title:		Managing Partner
Phone:		919-881-5120

Signature,				Place,				and Date of Signing
John M. Day				Raleigh, North Carolina		November 14, 2005

Report Type (Check only one.):

	[X] 13F HOLDINGS REPORT.
	[ ]  13F NOTICE.
	[ ]  13F COMBINATION REPORT.

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FORM13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0
Form 13F Information Table Entry Total:	14
Form 13F Information Table Value Total:	$239,430

List of Other Included Mangers:
NONE
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
FORM 13F INFORMATION TABLE
                                                  VALUE   SHRS OR   SH/ PUT/  INVESTMENT   OTHER   VOTING AUTHORITY
     NAME OF ISSUER      TITLE OF CLASS  CUSIP  (x$1000)  PRN AMT   PRN CALL  DISCRETION  MANAGERS   SOLE    SHARED NONE

Advance Auto Parts Inc   COM           00751Y106  $29,012   750,049 SH           SOLE                750,049       0    0
Bed Bath & Beyond Inc    COM           075896100  $23,766   591,500 SH           SOLE                591,500       0    0
Buffalo Wild Wings Inc   COM           119848109   $4,763   179,723 SH           SOLE                179,723       0    0
CVS Corp                 COM           126650100  $22,690   782,138 SH           SOLE                782,138       0    0
Dicks Sporting Goods Inc COM           253393102  $19,865   659,750 SH           SOLE                659,750       0    0
Dollar Gen Corp          COM           256669102  $23,769 1,296,000 SH           SOLE              1,296,000       0    0
Escalade Inc             COM           296056104   $1,607   121,316 SH           SOLE                121,316       0    0
Hooker Furniture Corp    COM           439038100   $1,210    72,811 SH           SOLE                 72,811       0    0
Lowes Cos Inc            COM           548661107  $24,792   384,973 SH           SOLE                384,973       0    0
Molson Coors Brewing Co  CLB           60871R209  $18,964   296,266 SH           SOLE                296,266       0    0
O Reilly Automotive Inc  COM           686091109  $24,715   877,032 SH           SOLE                877,032       0    0
Ruths Chris Steak Hse IncCOM           783332109   $1,689    91,867 SH           SOLE                 91,867       0    0
Staples Inc              COM           855030102  $27,095 1,270,896 SH           SOLE              1,270,896       0    0
Sysco Corp               COM           871829107  $15,493   493,868 SH           SOLE                493,868       0    0